INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Amount
Provision at statutory rate									$ 682	$ 474	$ 551
State income tax, net of federal tax benefit									$ 65	46	4
Tax exempt income										(2)	$ (2)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount									$ (48)	(46)
Other, net									(41)	1	$ (11)
Total	$ 177	$ 203	$ 125	$ 153	$ 144	$ 92	$ 123	$ 114	$ 658	$ 473	$ 542
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									3.20%	3.30%	0.20%
Tax exempt income										(0.10%)	(0.10%)
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent									(2.40%)	(3.30%)
Other, net									(2.00%)		(0.70%)
Actual tax expense and effective rate									32.80%	33.90%	33.40%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900